Per Share Amounts - Schedule Representing Per Share Amounts (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net Earnings (Loss)	$ 3,930	$ 3,142
Effect of Cumulative Dividends on Preferred Shares	(14)	(36)
Net Earnings (Loss) – Basic	3,916	3,106
Effect of Stock-Based Compensation	(1)	3
Net Earnings (Loss) – Diluted	$ 3,915	$ 3,109
Basic – Weighted Average Number of Shares (in shares)	1,809,902	1,850,193
Dilutive Effect of Warrants (in shares)	2,782	4,483
Dilutive Effect of Stock-Based Compensation (in shares)	7,177	8,540
Diluted - Weighted Average Number of Shares (in shares)	1,819,861	1,863,216
Net Earnings (Loss) Per Share — Basic (in CAD per share)	$ 2.16	$ 1.68
Net Earnings (Loss) Per Share — Diluted (in CAD per share)	$ 2.15	$ 1.67